Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense

	December 31, 2022	December 31, 2021
Tax expense (benefit) at the statutory rate	$(8,014,646)	$(2,309,565)
State taxes	(1,658,268)	-
Non-deductible items	702,460	620,855
Deferred true-ups	40,912	(199,782)
Other	(121,202)	-
Change in valuation allowance	9,050,744	1,888,492
Total	$-	$-

Schedule of Effective Income Tax rates

The following is a reconciliation of the U.S. federal statutory rate to the effective income tax rates for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
U.S. statutory federal rate	21.0%	21.0%
State taxes	4.3%	0.0%
Non-deductible / non-taxable items	-1.8%	-5.6%
Deferred true-up	-0.1%	1.8%
Other	0.3%	0.0%
Valuation allowance	-23.7%	-17.2%
Total provision	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

The tax effect of significant components of the Company’s deferred tax assets and liabilities at December 31, 2022 and 2021, are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carry forward	$9,551,121	$8,758,337
Lease liability	376,379	277,142
Intangible assets	3,618,128	(3,665,013)
Capitalized research and development costs	974,819	-
	14,520,448	7,315,601
Deferred tax liabilities:
Fixed assets	(376,379)	(277,142)
	(376,379)	(277,142)
Total gross deferred tax assets	14,144,068	5,093,324
Less: Deferred tax asset valuation allowance	(14,144,068)	(5,093,324)
Total net deferred taxes	$-	$-